LEASES - Schedule of Operating Lease Costs (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Leases [Abstract]
Operating lease costs	$ 4,455
Variable lease payments	13
Short term lease costs	175
Operating cash flows from lease incentives received, net of cash paid for operating leases	$ (5,314)